Financial Instruments (Tables)	12 Months Ended
Apr. 30, 2023
Disclosure of detailed information about financial instruments [abstract]
Schedule of Details of Amounts Receivable and Allowances for Doubtful Accounts	Details of amounts receivable and allowances for doubtful accounts as at April 30, 2023 and 2022 are as follows:

(in thousands)	2023 $	2022 $
Amounts receivable	3,280	2,539
Allowance for doubtful accounts	(33)	(36)
Amounts receivable, net	3,247	2,503

Summary of Classification and Measurement of Financial Assets and Liabilities

At April 30, 2023, the Company is exposed to currency risk through the following assets and liabilities denominated in US dollars and Euros:

	Euros	US Dollars
(in thousands)	(€)	(US $)
Cash	2,465	2,193
Amounts receivable	1,236	679
Investment	82	—
	3,783	2,872

Accounts payable and accrued liabilities	(867)	(1,700)
Deferred acquisition payments	(336)	—
Leases	(664)	(70)
	(1,867)	(1,770)

Net	1,916	1,102

Schedule of Contractual Cash Flow Requirements

Contractual cash flow requirements as at April 30, 2023 were as follows:

	< 1 year	1 - 2 years	2 - 5 years	>5 years	Total
(in thousands)	$	$	$	$	$
Accounts payable and accrued liabilities	3,386	—	—	—	3,386
Leases	1,548	1,033	2,965	3,849	9,395
Total	4,934	1,033	2,965	3,849	12,781